OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE
OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE

10       OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE

	December 31,	December 31,
	2021	2020
		(Restated)
Listed equity investments, at fair value
Dongxing securities Co., Ltd.(東興證券股份有限公司)	7,674	8,812

Unlisted equity investments, at fair value
Sanmenxia Dachang Mining Co., Ltd.(三門峽達昌礦業有限公司)	20,921	20,921
Inner Mongolia Ganqimaodu Port Development Co., Ltd.(內蒙古甘其毛都港務發展股份有限公司)	16,669	16,669
Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd. (銀川經濟技術開發區投資控股有限公司)	20,577	17,234
China Color International Alumina Development Co., Ltd.(中色國際氧化鋁開發有限公司)	5,998	6,636
Luoyang Jianyuan Mining Co., Ltd. (洛陽建元礦業有限公司)	4,975	4,975
NingXia Electric Power Trading Center Co., Ltd(寧夏電力交易中心有限公司)	4,305	4,305
Ningxia Ningdian Logistics Transportation Co., Ltd.(寧夏寧電物流運輸有限公司)	1,640	1,640
Chinalco Innovative Development Investment Company Limited (“Chinalco Innovative”) (中鋁創新開發投資有限公司) (ii)	—	329,234
Size Industry Investment Fund (四則產業投資基金) (i)	—	980,498
Fangchenggang Chisha Pier Co., Ltd.(防城港赤沙碼頭有限公司)	21,700	700
Xingxian Shengxing Highway Investment Management Co., Ltd. (興縣盛興公路投資管理有限公司)	135,079	135,079
	231,864	1,517,891
	239,538	1,526,703

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

Note:

(i)	During the year ended December 31,2021, the Group redeemed the investment in Size Industry Investment Fund with capital of RMB950 million, and dividend of RMB7 million received.

(ii)	During the year ended December 31, 2021, the Group appointed one out of seven directors of the Board of Directors of Chinalco Innovative, resulting in the ability to exert significant influence on Chinalco Innovative. Accordingly, the investment in Chinalco Innovative became an investment in an associate.